Business Combination (Tables)	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Schedule of net assets acquired through the business combination
Cash	$31,034,781
Sponsor loan	(500,000)
Net assets acquired	$30,534,781